Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)		Common Shares [Member]		Series A Preferred Shares [Member]		Additional Paid-in Capital [Member]	Subscriptions Receivable [Member]	Obligation to Issue Shares [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2018		$ 2,373,624	[1]		[1]	$ 208,321	$ (14,743)	$ 126,606	$ (2,744,792)	$ 10,900	$ (40,084)
Balance, shares at Dec. 31, 2018	[1]	12,339,262
Shares issued for cash		$ 325,689	[1]	$ 7,493,249	[1]	105,847	14,743				7,939,528
Shares issued for cash, shares	[1]	247,368		2,151,263
Shares repurchased and cancelled			[1]	$ (19,144)	[1]						(19,144)
Shares repurchased and cancelled, shares	[1]			(5,263)
Shares cancelled for IP technology			[1]		[1]
Shares cancelled for IP technology, shares	[1]	(5,368,421)
Shares Issued for Conversion of Convertible Debenture		$ 377,921	[1]		[1]						377,921
Shares Issued for Conversion of Convertible Debenture, shares	[1]	106,717
Shares issued for consulting services		$ 196,022	[1]		[1]			(114,143)			81,879
Shares issued for consulting services, shares	[1]	244,753
Shares issued for dividend on Preferred Shares		$ 488,416	[1]		[1]				(488,416)
Shares issued for dividend on Preferred Shares, shares	[1]	135,530
Share issue costs		$ (15,161)	[1]	$ (756,232)	[1]	(10,738)					(782,131)
Share issue costs, shares	[1]			112,826
Fair Value of Warrants		$ (21,057)	[1]		[1]	21,057
Fair Value of Warrants, shares	[1]
Share based compensation			[1]		[1]	401,869					401,869
Net loss			[1]		[1]				(5,119,146)		(5,119,146)
Foreign currency translation			[1]		[1]					154,010	154,010
Balance at Dec. 31, 2019		$ 3,725,454	[1]	$ 6,717,873	[1]	726,356		12,463	(8,352,354)	164,910	2,994,702
Balance, shares at Dec. 31, 2019	[1]	7,705,209		2,258,826
Shares issued on exercise of warrants		$ 666,878	[1]								666,878
Shares issued on exercise of warrants, shares		365,112	[1]
Shares issued for consulting services		$ 355,654	[1]		[1]			82,422			438,076
Shares issued for consulting services, shares	[1]	100,237
Shares issued for dividend on Preferred Shares		$ 948,064	[1]		[1]				(948,064)
Shares issued for dividend on Preferred Shares, shares	[1]	271,059
Share based compensation			[1]		[1]	571,210					571,210
Net loss			[1]		[1]				(3,221,526)		(3,221,526)
Foreign currency translation			[1]		[1]					(45,856)	(45,856)
Balance at Dec. 31, 2020		$ 5,696,050	[1]	$ 6,717,873	[1]	$ 1,297,566		$ 94,885	$ (12,521,944)	$ 119,054	$ 1,403,484
Balance, shares at Dec. 31, 2020	[1]	8,441,617		2,258,826

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.